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Joanna Paszczuk
Paralegal
(860) 723-2247
Fax: (860) 723-2215
Joanna.Paszczuk@us.ing.com

December 22, 2006

BY EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: ING Life Insurance and Annuity Company and its Variable Annuity Account B
Prospectus Title: Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation
Plans
File Nos.: 033-75996* and 811-02512
Rule 497(j) Filing

Ladies and Gentlemen:

Submitted for filing pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), this is to certify that the
Supplement to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No.
34 to the Registration Statement on Form N-4 for Variable Annuity Account B of ING Life Insurance and Annuity
Company that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 34 which was declared effective on December 20, 2006. The text of
Post-Effective Amendment No. 34 was filed electronically on December 20, 2006.

If you have any questions regarding this submission, please call the undersigned at 860-723-2247.

Sincerely,

/s/ Joanna Paszczuk

Joanna Paszczuk

* Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this
Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by Registration Statement No. 2-52448 and the individual deferred compensation contracts covered by
Registration Statement No. 33-76000.

Hartford Site	ING North America Insurance Corporation
151 Farmington Avenue, TS31
Hartford, CT 06156-8975